Business Acquisition - Drop Down Assets (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Business Acquisition [Line Items]
Current assets	[1]	$ 656				$ 416				$ 656		$ 416
Property, plant and equipment	[1]	5,460				5,878				5,460		5,878
Non-current assets	[1]	2,720				2,495				2,720		2,495
Total Assets	[1]	8,836				8,789				8,836		8,789
Debt		5,987				5,593				5,987		5,593
Other current and non-current liabilities		310				358				310		358
Total Liabilities	[1]	6,297				5,951				6,297		5,951
Net assets		2,539				2,838				2,539		2,838
Total operating revenues		232	$ 272	$ 283	$ 234	224	$ 256	$ 259	$ 214	1,021	[2]	953	[2]	$ 828	[2]
Operating income		(99)	117	128	72	70	101	99	50	218	[2]	320	[2]	306	[2]
Net (loss) income		(126)	47	63	1	12	32	42	(21)	2	[2],[3]	70	[2],[3],[4]	113	[2],[3],[4]
Scenario, Previously Reported [Member]
Business Acquisition [Line Items]
Current assets		645				416				645		416
Property, plant and equipment		5,460				5,878				5,460		5,878
Non-current assets		2,278				2,395				2,278		2,395
Total Assets		8,383				8,689				8,383		8,689
Debt		5,708				5,593				5,708		5,593
Other current and non-current liabilities		305				358				305		358
Total Liabilities		6,013				5,951				6,013		5,951
Net assets		2,370				2,738				2,370		2,738
Total operating revenues										1,021		953		828
Operating income										218		320		306
Net (loss) income		(115)	$ 50	$ 65	$ 2	12	$ 35	$ 44	$ (21)	(15)		65		108
March 2017 Drop Down Assets [Member]
Business Acquisition [Line Items]
Current assets		11				0				11		0
Property, plant and equipment		0				0				0		0
Non-current assets		442				100				442		100
Total Assets		453				100				453		100
Debt		279				0				279		0
Other current and non-current liabilities		5				0				5		0
Total Liabilities		284				0				284		0
Net assets		$ 169				$ 100				169		100
Total operating revenues										0		0		0
Operating income										0		0		0
Net (loss) income										$ 17		$ 5		$ 5

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.